1607(b, c) Reports, Opinions, Appraisals, and Negotiations	Sep. 30, 2026 USD ($)
Preparer and Summary [Line Items]
Outside Party or Unaffiliated Representative, Identity	Houlihan Capital
Outside Party or Unaffiliated Representative, Qualifications [Text Block]	Houlihan Capital, a Financial Industry Regulatory Authority (FINRA) member, as part of its investment banking services, is regularly engaged in the valuation of businesses and securities in connection with mergers and acquisitions, private placements, bankruptcy, capital restructuring, solvency analyses, stock buybacks, and valuations for corporate and other purposes.
Outside Party or Unaffiliated Representative, Selection Method [Text Block]	SPKL selected Houlihan Capital to act as its financial advisor based on Houlihan Capital’s qualifications, expertise and reputation, and its knowledge of, and involvement in, similar transactions in the industry in which Legacy ZincFive operates.
Outside Party or Unaffiliated Representative, Material Relationships [Text Block]	Neither Houlihan Capital, nor any of its principals or affiliates, has any ownership or other beneficial interests in any party to the Merger Agreement or any of their affiliates and has provided no previous investment banking or consulting services to any party to the Merger Agreement or any of their affiliates. There is no current agreement between Houlihan Capital, its principals, or affiliates and any party to the Merger Agreement or any of their affiliates providing for the provision of future services by Houlihan Capital, its principals, or any of its affiliates to or for the benefit of any party to the Merger Agreement or any of their affiliates.
Outside Party or Unaffiliated Representative, Compensation Received or to be Received	$ 150,000
Report, Opinion, or Appraisal, the SPAC or SPAC Sponsor Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	false
Report, Opinion, or Appraisal, Outside Party or Unaffiliated Representative Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	true
Report, Opinion, or Appraisal Summary [Line Items]
Report, Opinion, or Appraisal Summary [Text Block]

As of the date hereof, it is Houlihan Capital’s opinion that the Transaction is fair, from a financial point of view to the unaffiliated shareholders of the SPAC. The Opinion was unanimously approved by the Fairness Opinion Committee of Houlihan Capital.

Report, Opinion, or Appraisal Summary, Procedures Followed [Text Block]

Fairness Opinion of Houlihan Capital

On June 10, 2026, Houlihan Capital rendered its oral opinion to the SPKL Board, which was reaffirmed by delivery of the Fairness Opinion, to the effect that, as of the date of the Fairness Opinion and based upon and subject to the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of review undertaken by Houlihan Capital, as set forth in Fairness Opinion, the Business Combination is fair, from a financial point of view, to the unaffiliated shareholders of SPKL.

The full text of the Fairness Opinion is attached as Annex M and incorporated by reference into this proxy statement/prospectus in its entirety. The Fairness Opinion sets forth, among other things, the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of the review undertaken by Houlihan Capital in rendering the Fairness Opinion. All shareholders of SPKL are urged to, and should, read the Fairness Opinion carefully and in its entirety. The Fairness Opinion was directed to the SPKL Board and addressed only that the Business Combination is fair, from a financial point of view, to the unaffiliated shareholders of SPKL, as of the date of the Fairness Opinion. Houlihan Capital expressed no opinion as to the fairness of any portion or aspect of the Business Combination to the holders of any class of securities, creditors or other constituencies of Legacy ZincFive or any one class or group of Legacy ZincFive’s securityholders. The Fairness Opinion did not address any other aspect or implications of the Business Combination and does not constitute an opinion, advice or recommendation as to whether to proceed with the Business Combination, or as to any aspect of the SPKL Board’s recommendation to its shareholders with respect to the adoption of the Business Combination, how any shareholder of SPKL should vote with respect to such adoption, or the statutory or other method by which SPKL is seeking such vote. In addition, the Fairness Opinion did not in any manner address the prices at which ZincFive Common Stock would trade following the consummation of the Business Combination or at any time. Houlihan Capital is under no obligation to update, revise, reaffirm or withdraw the Fairness Opinion, or otherwise comment on or consider events occurring after the date of the Fairness Opinion. The summary of the Fairness Opinion set forth in this proxy statement/ prospectus is qualified in its entirety by reference to the full text of the Fairness Opinion attached as Annex M hereto.

For purposes of rendering the Fairness Opinion, Houlihan Capital, among other things:

●	Held discussions with certain members of SPKL and Legacy ZincFive management regarding the Business Combination, the business of Legacy ZincFive, and the future outlook for Legacy ZincFive;
●	Reviewed information provided by SPKL and Legacy ZincFive including, but not limited to:
●	Non-binding letter of intent between SPKL and Legacy ZincFive, dated April 24, 2026;
●	Draft Agreement and Plan of Merger and Reorganization by and among SPKL, Merger Sub I, Merger Sub II and Legacy ZincFive, dated May 17, 2026;
●	Draft PIPE financing documents, including the draft Certificate of Designation, draft form of Series A Preferred Investor Warrant, and draft Series A Securities Purchase Agreement;
●	Legacy ZincFive audited financial statements for the years ended December 31, 2023 through 2024, unaudited financial statements for the year ended December 31, 2025, and the last twelve months (“LTM”) period ended March 31, 2026;
●	Legacy ZincFive’s second quarter 2026 investor presentation, dated May 13, 2026; and
●	SPKL’s SEC filings;
●	Reviewed the industry in which Legacy ZincFive operates, which included a review of (i) certain industry research, (ii) certain comparable publicly traded companies and (iii) certain mergers and acquisitions of comparable businesses;
●	Developed indications of value for Legacy ZincFive using generally accepted valuation methodologies; and
●	Reviewed certain other relevant, publicly available information, including economic, industry, and Legacy ZincFive specific information.

In addition, Houlihan Capital had discussions with both Legacy ZincFive management and SPKL management concerning the material terms of the Business Combination and Legacy ZincFive’s business and operations, assets, present condition and future prospects, and undertook such other studies, analyses and investigations as Houlihan Capital deemed relevant, necessary or appropriate.

In rendering the Fairness Opinion, Houlihan Capital relied upon and assumed, without independent verification, the accuracy, completeness, and reasonableness of the financial, legal, tax, and other information discussed with or reviewed by Houlihan Capital. Houlihan Capital further relied upon the assurances and representations from SPKL management that they were unaware of any facts that would make the information provided to Houlihan Capital incomplete or misleading in any material respect for the purposes of Houlihan Capital rendering the Fairness Opinion. Houlihan Capital did not assume responsibility for any independent verification of this information, nor did it assume any obligation to verify this information. Nothing came to Houlihan Capital’s attention in the course of the engagement which led Houlihan Capital to believe that (i) any information provided to Houlihan Capital or assumptions made by Houlihan Capital were insufficient or inaccurate in any material respect or (ii) it was unreasonable for Houlihan Capital to use and rely upon such information or make such assumptions. For the avoidance of doubt, SPKL management directed Houlihan Capital to rely on the Forecast (as defined below) in preparation of the Fairness Opinion. To the knowledge of SPKL, the Forecast represented Legacy ZincFive management’s good faith assessment of Legacy ZincFive’s future performance assuming the closing of the Business Combination, for the periods stated therein, as of the date such Forecast was prepared. As of           , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), Legacy ZincFive management has affirmed to SPKL that the Forecast continues to reflect the views of Legacy ZincFive’s management regarding Legacy ZincFive’s future performance. There is no information that has come to the attention of SPKL management, as of the date of the Fairness Opinion, that would cause SPKL to believe that Houlihan Capital should not rely upon the Forecast, taking into account the assumptions incorporated therein. Houlihan Capital had no role whatsoever in the preparation of the Forecast, nor was Houlihan Capital asked to provide an outside “reasonableness review” of the Forecast. Further, SPKL did not engage Houlihan Capital to audit or otherwise validate any of the Forecast’s underlying inputs and assumptions. Except as described above and elsewhere in this section, neither SPKL, Sponsor, Legacy ZincFive, nor any of their respective affiliates imposed any limitation on the scope of Houlihan Capital’s investigation or on the procedures Houlihan Capital followed in rendering the Fairness Opinion, and none of them instructed Houlihan Capital as to the valuation approaches or methodologies to be employed, the guideline public companies to be selected, the valuation multiples to be applied, or the findings, conclusions or recommendations to be reached.

In arriving at the Fairness Opinion, Houlihan Capital did not make an independent evaluation or appraisal of any of the assets or liabilities (contingent or otherwise) of Legacy ZincFive or SPKL, nor was Houlihan Capital furnished with any such evaluations or appraisals (except as stated herein). The Fairness Opinion, which is attached as Annex M hereto, is therefore necessarily based upon financial, market, economic, and other conditions, and circumstances as they exist and have been disclosed, and can be evaluated, as of June 10, 2026, without independent verification. Houlihan Capital was not requested to opine as to, and the Fairness Opinion does not address, the tax, accounting, or legal consequences of the Business Combination to either SPKL, its security holders, or any other party. Houlihan Capital relied as to all legal, tax and accounting matters on advice of SPKL management and its third-party legal, tax and accounting advisors. Houlihan Capital understood and assumed that SPKL has obtained or will obtain such advice as it deems necessary or appropriate from qualified legal, tax, accounting, environmental, regulatory, and other professionals.

The following is a summary of the material financial and comparative analyses that Houlihan Capital deemed to be appropriate for the Business Combination that were reviewed with the SPKL Board in connection with delivering the Fairness Opinion. The summary of Houlihan Capital’s financial analyses described below is not a complete description of the analyses underlying its Fairness Opinion. The preparation of a financial opinion is a complex analytical process involving various determinations as to the most appropriate and relevant methods of financial analyses and the application of those methods to the particular circumstances and, therefore, is not readily susceptible to summary description.

Report, Opinion, or Appraisal Summary, Findings and Recommendations [Text Block]

Summary of Financial Analyses

In assessing whether the Business Combination is fair, from a financial point of view, to the unaffiliated shareholders of SPKL, Houlihan Capital compared the price per share at which the unaffiliated shareholders may redeem their shares against the fair market value per share pro forma for the Business Combination calculated by Houlihan Capital. After considering the primary approaches that are traditionally used to appraise a business, as well as commonly used techniques and methods available under each approach, Houlihan Capital decided based on an assessment of company-specific factors and available market data to utilize the guideline public company analysis under the market approach in estimating the value range for the fair market value per share of SPKL pro forma for the Business Combination. Houlihan Capital did not utilize the adjusted book value approach because Legacy ZincFive operates as a going concern; did not utilize the comparable transactions method because it was unable to identify a sufficiently robust set of reasonably comparable transactions with sufficient publicly available data; and did not utilize the income approach, including the discounted cash flow method, because a detailed multi-year forecast of sufficient length was not available. The financial analyses summarized below include information presented in tabular format. In order to fully understand the financial analyses performed by Houlihan Capital, the tables must be read together with the text of each summary.

Guideline Public Company Analysis

Houlihan Capital searched the universe of publicly traded companies for companies with operations that are similar to Legacy ZincFive and identified nine reasonably similar public companies. In selecting guideline public companies, Houlihan Capital searched for companies with similar business operations, size, prospects for growth, profitability, and risk. Among other things, Legacy ZincFive’s business model, product lines, geography, market position, and growth profile make it unique such that there are no perfectly comparable public companies. The guideline public company peer group relied upon by Houlihan Capital therefore includes companies that individually exhibit some of the traits of Legacy ZincFive and collectively encapsulate certain factors that make Legacy ZincFive unique. The guideline public company peer group relied upon by Houlihan Capital is presented in the table below.

Ticker	Name	Industry
Battery Manufacturing
NYSE:AMPX	Amprius Technologies, Inc.	Electrical Components and Equipment
NasdaqCM:ELVA	Electrovaya Inc.	Electrical Components and Equipment
NasdaqGS:ENVX	Enovix Corporation	Electrical Components and Equipment
NasdaqCM:EOSE	Eos Energy Enterprises, Inc.	Electrical Components and Equipment
NYSE:SES	SES AI Corporation	Electrical Components and Equipment
NasdaqGS:SLDP	Solid Power, Inc.	Automotive Parts and Equipment
Data Center Service Providers and Diversified Energy Storage Providers
NYSE:ENS	EnerSys	Electrical Components and Equipment
NYSE:NVT	nVent Electric plc	Electrical Components and Equipment
NYSE:VRT	Vertiv Holdings Co	Electrical Components and Equipment

The guideline public companies used by Houlihan Capital were those that in Houlihan Capital’s determination most closely resembled Legacy ZincFive in terms of operating and risk characteristics as of the date of Houlihan Capital’s analysis. It was not possible to identify guideline public companies with characteristics identical to Legacy ZincFive. Many of Legacy ZincFive’s primary competitors have distinct corporate structures, business models, and geographies, or are not publicly listed. As a result, it was not possible to use every direct competitor as a basis for a comparable company analysis to determine an indicated value. Therefore, Houlihan Capital identified guideline public companies that are broadly similar to Legacy ZincFive, but, again, cannot be considered identical to Legacy ZincFive. Houlihan Capital notes that this is common practice in the professional valuation industry and is considered a generally accepted valuation methodology, since pure-play comparable public companies can rarely be identified.

The selection of a valuation multiple is largely a qualitative exercise that is informed by quantitative measures. In selecting the multiples to apply, Houlihan Capital reviewed the growth expectations, risk, and margins (as captured by EBITDA margin) of Legacy ZincFive and the guideline public companies. Based on this information and other factors, Houlihan Capital used professional judgment to select multiples that reflect the relative comparability of Legacy ZincFive to the guideline public companies. Houlihan Capital considered applying multiples of revenues, EBITDA, net income, and book value; however, based on Legacy ZincFive’s and the peer group’s business model, Houlihan Capital concluded, using its professional judgment, that multiples of revenue were the most applicable in this instance. In valuing Legacy ZincFive, Houlihan Capital applied revenue multiples to the historical latest-twelve-month period ending March 31, 2026, and the forecasted year ended December 31, 2026 (“FY2026”) considering that Legacy ZincFive was expected to reach a more mature stage in future years beyond the forecast period. The Forecast as relied upon by Houlihan Capital is as shown below:

($, millions)	Low	High
FY2026 Revenue	$90	$105

Houlihan Capital calculated multiples of enterprise value (“EV”) to LTM and FY2026 revenue for the guideline public companies. Houlihan Capital then applied the multiples to the following metrics, respectively:

●	Historical LTM revenue for the twelve-month period ended March 31, 2026, based on preliminary unaudited financial statements provided by Legacy ZincFive management; and,
●	Forecasted FY2026 revenue per the Forecast.

The valuation multiples, as of June 10, 2026, observed within Houlihan Capital’s guideline public company analysis, based on data obtained from S&P Capital IQ, are summarized in the following table.

Guideline Public Company Analysis — Valuation Multiples as of June 10, 2026

		EV/Revenue	EV/Revenue
Ticker	Company Name	LTM	FY 2026
Battery Manufacturing
NYSE:AMPX	Amprius Technologies, Inc.	27.24x	18.58x
NasdaqCM:ELVA	Electrovaya Inc.	7.04x	5.38x
NasdaqGS:ENVX	Enovix Corporation	42.33x	35.91x
NasdaqCM:EOSE	Eos Energy Enterprises, Inc.	18.30x	9.56x
NYSE:SES	SES AI Corporation	10.44x	7.00x
NasdaqGS:SLDP	Solid Power, Inc.	25.68x	52.22x
Data Center Service Providers and Diversified Energy Storage Providers
NYSE:ENS	EnerSys	2.41x	2.34x
NYSE:NVT	nVent Electric plc	6.47x	5.60x
NYSE:VRT	Vertiv Holdings Co	10.33x	8.07x
	Max	42.33x	52.22x
	75th Percentile	25.68x	18.58x
	Mean	16.69x	16.07x
	Median	10.44x	8.07x
	25th Percentile	7.04x	5.60x
	Min	2.41x	2.34x

Source: S&P Capital IQ, as of June 10, 2026.

In general, Legacy ZincFive compares favorably to the guideline public companies with regard to revenue growth. Legacy ZincFive’s 2026 low case revenue growth rate of 34.7% is generally aligned with the guideline public companies and near the median of the guideline public companies, while Legacy ZincFive’s 2026 high case revenue growth rate of 57.0% is generally above the guideline public companies. Houlihan Capital also noted that Legacy ZincFive’s 2025 revenue growth rate of 83.2% was between the median and 75th percentile of the Battery Manufacturing guideline public companies and higher than all of the Data Center Service Providers and Diversified Energy Storage Providers guideline public companies. Houlihan Capital also noted that Legacy ZincFive compares unfavorably to certain guideline public companies on a profitability basis.

Certain factors suggest that Legacy ZincFive would trade at a premium to the guideline public companies, and other factors indicate it would trade at a discount. Ultimately, Houlihan Capital applied high and low LTM and FY2026 Revenue multiples as detailed below. Based on the public company trading data and the considerations noted above, Houlihan Capital selected an LTM multiple of 12.0x and a FY2026 multiple of 9.0x for the low case, which are around the 25th percentile of the Battery Manufacturing guideline public companies and the median of all the guideline public companies. For the high case, Houlihan Capital selected an LTM multiple of 16.0x and a FY2026 multiple of 10.0x, which are near the midpoint of the 25th percentile and median of the Battery Manufacturing guideline public companies and near the mean and median of all the guideline public companies. As a result, Houlihan Capital selected the following multiples to apply to its guideline public company analysis:

	EV / Revenue	EV / Revenue
	(Low Case)	(High Case)
LTM Multiples	12.0x	16.0x
FY 2026 Multiples	9.0x	10.0x

Houlihan Capital calculated the product of the respective selected multiples stated above to determine a range of indicated enterprise values for Legacy ZincFive. This range was formed using the midpoint of the Low selections and midpoint of the High selections. It is common and generally accepted practice for financial advisors to develop a range of indicated values in this manner to account for the fact that it is difficult, if not impossible, to place an exact value on a company. The range of indicated values for Legacy ZincFive resulting from Houlihan Capital’s guideline public company analysis is presented in the following table:

Indicated Fair Market Value of
Enterprise Range
(millions)
Low	High
$784.6	$1,031.1

Houlihan Capital believes that this valuation methodology produced a range of indicated fair market values for the enterprise value of Legacy ZincFive that supports its overall conclusion within the broader context of its entire analysis.

To determine the indicated fair market value of ZincFive’s equity pro forma for the Business Combination, Houlihan Capital started with the implied enterprise value of Legacy ZincFive (calculated in accordance with the analysis described above), subtracted PIPE preference (in the low case), subtracted projected transaction expenses related to the Business Combination, subtracted rollover and net bridge debt, subtracted SPKL debt, added the cash expected to be raised from various funding sources (including an assumed (i) projected cash from the Trust Account after redemptions and (ii) additional financing to be raised of $100.0 million), and finally subtracted Houlihan Capital’s calculated value of the SPKL Public Warrants, sponsor warrants, and Series A Preferred Investor Warrants.

Houlihan Capital calculated an equity value range for ZincFive on a pro forma basis between approximately $9.06 per share and $12.27 per share of ZincFive Common Stock.

Report, Opinion, or Appraisal Summary, Bases for Findings and Methods [Text Block]

Houlihan Capital searched the universe of publicly traded companies for companies with operations that are similar to Legacy ZincFive and identified nine reasonably similar public companies. In selecting guideline public companies, Houlihan Capital searched for companies with similar business operations, size, prospects for growth, profitability, and risk. Among other things, Legacy ZincFive’s business model, product lines, geography, market position, and growth profile make it unique such that there are no perfectly comparable public companies. The guideline public company peer group relied upon by Houlihan Capital therefore includes companies that individually exhibit some of the traits of Legacy ZincFive and collectively encapsulate certain factors that make Legacy ZincFive unique. The guideline public company peer group relied upon by Houlihan Capital is presented in the table below.

Ticker	Name	Industry
Battery Manufacturing
NYSE:AMPX	Amprius Technologies, Inc.	Electrical Components and Equipment
NasdaqCM:ELVA	Electrovaya Inc.	Electrical Components and Equipment
NasdaqGS:ENVX	Enovix Corporation	Electrical Components and Equipment
NasdaqCM:EOSE	Eos Energy Enterprises, Inc.	Electrical Components and Equipment
NYSE:SES	SES AI Corporation	Electrical Components and Equipment
NasdaqGS:SLDP	Solid Power, Inc.	Automotive Parts and Equipment
Data Center Service Providers and Diversified Energy Storage Providers
NYSE:ENS	EnerSys	Electrical Components and Equipment
NYSE:NVT	nVent Electric plc	Electrical Components and Equipment
NYSE:VRT	Vertiv Holdings Co	Electrical Components and Equipment

The guideline public companies used by Houlihan Capital were those that in Houlihan Capital’s determination most closely resembled Legacy ZincFive in terms of operating and risk characteristics as of the date of Houlihan Capital’s analysis. It was not possible to identify guideline public companies with characteristics identical to Legacy ZincFive. Many of Legacy ZincFive’s primary competitors have distinct corporate structures, business models, and geographies, or are not publicly listed. As a result, it was not possible to use every direct competitor as a basis for a comparable company analysis to determine an indicated value. Therefore, Houlihan Capital identified guideline public companies that are broadly similar to Legacy ZincFive, but, again, cannot be considered identical to Legacy ZincFive. Houlihan Capital notes that this is common practice in the professional valuation industry and is considered a generally accepted valuation methodology, since pure-play comparable public companies can rarely be identified.

The selection of a valuation multiple is largely a qualitative exercise that is informed by quantitative measures. In selecting the multiples to apply, Houlihan Capital reviewed the growth expectations, risk, and margins (as captured by EBITDA margin) of Legacy ZincFive and the guideline public companies. Based on this information and other factors, Houlihan Capital used professional judgment to select multiples that reflect the relative comparability of Legacy ZincFive to the guideline public companies. Houlihan Capital considered applying multiples of revenues, EBITDA, net income, and book value; however, based on Legacy ZincFive’s and the peer group’s business model, Houlihan Capital concluded, using its professional judgment, that multiples of revenue were the most applicable in this instance. In valuing Legacy ZincFive, Houlihan Capital applied revenue multiples to the historical latest-twelve-month period ending March 31, 2026, and the forecasted year ended December 31, 2026 (“FY2026”) considering that Legacy ZincFive was expected to reach a more mature stage in future years beyond the forecast period. The Forecast as relied upon by Houlihan Capital is as shown below:

($, millions)	Low	High
FY2026 Revenue	$90	$105

Houlihan Capital calculated multiples of enterprise value (“EV”) to LTM and FY2026 revenue for the guideline public companies. Houlihan Capital then applied the multiples to the following metrics, respectively:

●	Historical LTM revenue for the twelve-month period ended March 31, 2026, based on preliminary unaudited financial statements provided by Legacy ZincFive management; and,
●	Forecasted FY2026 revenue per the Forecast.

The valuation multiples, as of June 10, 2026, observed within Houlihan Capital’s guideline public company analysis, based on data obtained from S&P Capital IQ, are summarized in the following table.

Guideline Public Company Analysis — Valuation Multiples as of June 10, 2026

		EV/Revenue	EV/Revenue
Ticker	Company Name	LTM	FY 2026
Battery Manufacturing
NYSE:AMPX	Amprius Technologies, Inc.	27.24x	18.58x
NasdaqCM:ELVA	Electrovaya Inc.	7.04x	5.38x
NasdaqGS:ENVX	Enovix Corporation	42.33x	35.91x
NasdaqCM:EOSE	Eos Energy Enterprises, Inc.	18.30x	9.56x
NYSE:SES	SES AI Corporation	10.44x	7.00x
NasdaqGS:SLDP	Solid Power, Inc.	25.68x	52.22x
Data Center Service Providers and Diversified Energy Storage Providers
NYSE:ENS	EnerSys	2.41x	2.34x
NYSE:NVT	nVent Electric plc	6.47x	5.60x
NYSE:VRT	Vertiv Holdings Co	10.33x	8.07x
	Max	42.33x	52.22x
	75th Percentile	25.68x	18.58x
	Mean	16.69x	16.07x
	Median	10.44x	8.07x
	25th Percentile	7.04x	5.60x
	Min	2.41x	2.34x

Source: S&P Capital IQ, as of June 10, 2026.

In general, Legacy ZincFive compares favorably to the guideline public companies with regard to revenue growth. Legacy ZincFive’s 2026 low case revenue growth rate of 34.7% is generally aligned with the guideline public companies and near the median of the guideline public companies, while Legacy ZincFive’s 2026 high case revenue growth rate of 57.0% is generally above the guideline public companies. Houlihan Capital also noted that Legacy ZincFive’s 2025 revenue growth rate of 83.2% was between the median and 75th percentile of the Battery Manufacturing guideline public companies and higher than all of the Data Center Service Providers and Diversified Energy Storage Providers guideline public companies. Houlihan Capital also noted that Legacy ZincFive compares unfavorably to certain guideline public companies on a profitability basis.

Certain factors suggest that Legacy ZincFive would trade at a premium to the guideline public companies, and other factors indicate it would trade at a discount. Ultimately, Houlihan Capital applied high and low LTM and FY2026 Revenue multiples as detailed below. Based on the public company trading data and the considerations noted above, Houlihan Capital selected an LTM multiple of 12.0x and a FY2026 multiple of 9.0x for the low case, which are around the 25th percentile of the Battery Manufacturing guideline public companies and the median of all the guideline public companies. For the high case, Houlihan Capital selected an LTM multiple of 16.0x and a FY2026 multiple of 10.0x, which are near the midpoint of the 25th percentile and median of the Battery Manufacturing guideline public companies and near the mean and median of all the guideline public companies. As a result, Houlihan Capital selected the following multiples to apply to its guideline public company analysis:

	EV / Revenue	EV / Revenue
	(Low Case)	(High Case)
LTM Multiples	12.0x	16.0x
FY 2026 Multiples	9.0x	10.0x

Houlihan Capital calculated the product of the respective selected multiples stated above to determine a range of indicated enterprise values for Legacy ZincFive. This range was formed using the midpoint of the Low selections and midpoint of the High selections. It is common and generally accepted practice for financial advisors to develop a range of indicated values in this manner to account for the fact that it is difficult, if not impossible, to place an exact value on a company. The range of indicated values for Legacy ZincFive resulting from Houlihan Capital’s guideline public company analysis is presented in the following table:

Report, Opinion, or Appraisal Summary, Instructions Received [Text Block]

Pursuant to an engagement letter dated May 9, 2026, the Board of Directors of the SPAC (the “Board”) engaged Houlihan Capital as its financial advisor to render a written opinion (the “Opinion”), whether or not favorable, as to whether, as of the date of such Opinion, the Transaction is fair, from a financial point of view to the unaffiliated shareholders of the SPAC.

In completing our analysis for purposes of the Opinion set forth herein, Houlihan Capital’s investigation included, among other things, the following:

●	Held discussions with certain members of SPAC and Target management (“SPAC Management” and “Target Management” respectively) regarding the Transaction, the business of Target, and the future outlook for Target;
●	Review of information provided by Client and Target including, but not limited to:
●	Non-binding letter of intent between Spark and ZincFive, dated April 24, 2026;
●	Draft Agreement and Plan of Merger and Reorganization by and among Spark I Acquisition Corporation, Merger Sub I, Merger Sub II and ZincFive, Inc., dated as of May 17, 2026;
●	Draft PIPE financing documents, including the draft Certificate of Designation, Common Stock Purchase Warrant, and Securities Purchase Agreement;
●	ZincFive audited financial statements for the years ended December 31, 2023, through 2024, and unaudited financial statements for the year ended December 31, 2025, and the last twelve months (“LTM”) period ended March 31, 2026;
●	ZincFive’s Q2 2026 investor presentation, dated May 13, 2026; and
●	Company’s SEC filings;
●	Reviewed the industry in which Target operates, which included a review of (i) certain industry research, (ii) certain comparable publicly traded companies and (iii) certain mergers and acquisitions of comparable businesses;
●	Developed indications of value for Target using generally accepted valuation methodologies; and
●	Reviewed certain other relevant, publicly available information, including economic, industry, and Target specific information.

Report, Opinion, or Appraisal Summary, Limitations Imposed [Text Block]

No opinion, counsel, or interpretation was intended or should be inferred with respect to matters that require legal, regulatory, accounting, insurance, tax, or other similar professional advice. Furthermore, the Opinion does not address any aspect of the Board’s recommendation to its shareholders with respect to the adoption of the Transaction or how any shareholder of the SPAC should vote with respect to such adoption or the statutory or other method by which the SPAC is seeking such vote in accordance with the terms of the Transaction, applicable law, and the SPAC’s organizational instruments.

We have relied upon and assumed, without independent verification, the accuracy, completeness, and reasonableness of the financial, legal, tax, and other information discussed with or reviewed by us and have assumed such accuracy and completeness for purposes of rendering an opinion. In addition, we have not made any independent evaluation or appraisal of any of the assets or liabilities (contingent or otherwise) of the SPAC or Target, nor, except as stated herein, have we been furnished with any such evaluation or appraisal. We have further relied upon the assurances and representations from SPAC management that they are unaware of any facts that would make the information provided to us to be incomplete or misleading in any material respect for the purposes of the Opinion. SPAC Management has represented: (i) that it directed Houlihan Capital to rely on certain forecasted financial information prepared by Target Management (the “Forecast”); (ii) the Forecast, to the knowledge of the SPAC, represent ZincFive management’s good faith estimates of the projected future financial performance of the business of ZincFive, assuming the consummation of the proposed Business Combination, for the periods stated therein, as of the date such Forecasts were prepared; (iii) there is no information that has come to the attention of the SPAC Management, as of the date of this letter, that would cause the SPAC to believe that Houlihan Capital should not rely upon the Forecast, taking into account the assumptions incorporated therein; (iv) Houlihan Capital had no role whatsoever in the preparation of the Forecast; (v) Houlihan Capital was not asked to provide an outside “reasonableness review” of the Forecast; and (vi) the SPAC did not engage Houlihan Capital to audit or otherwise validate any of the underlying inputs and assumptions incorporated into the Forecasts. We have not assumed responsibility for any independent verification of this information, nor have we assumed any obligation to verify this information. Nothing has come to our attention in the course of this engagement which would lead us to believe that (i) any information provided to us or assumptions made by us are insufficient or inaccurate in any material respect or (ii) it is unreasonable for us to use and rely upon such information or make such assumptions.

Our only opinion is the formal written opinion Houlihan Capital has expressed as to whether, as of the date hereof, the Transaction is fair from a financial point of view to the unaffiliated shareholders of the SPAC. The Opinion does not constitute a recommendation to proceed with the Transaction. Houlihan Capital was not requested to opine as to, and the Opinion does not address, the (i) underlying business decision of the SPAC, its shareholders, or any other party to proceed with or effect the proposed Transaction, (ii) financial fairness of any aspect of the proposed Transaction not expressly addressed in the Opinion, (iii) terms of the Transaction (except with respect to financial fairness), including, without limitation, the closing conditions and any of the other provisions thereof, (iv) fairness of any portion or aspect of the proposed Transaction to the holders of any securities, creditors, or other constituencies of the SPAC, or any other party, other than those set forth in the Opinion, (v) relative corporate or other merits of the proposed Transaction as compared to any alternative business strategies that might exist for the SPAC, or (vi) tax, accounting, or legal consequences of the proposed Transaction to either the SPAC, its shareholders, or any other party.

Houlihan Capital was not requested to and did not (i) initiate any discussions with, or solicit any indications of interest from, third parties with respect to the Transaction or any alternatives to the proposed Transaction, (ii) negotiate or recommend the terms of the proposed Transaction, or (iii) advise the Board with respect to alternatives to the proposed Transaction. Houlihan Capital’s compensation is not contingent upon the completion of the Transaction.
Report, Opinion, or Appraisal Body [Line Items]
Report, Opinion, or Appraisal, Body [Text Block]

June 10, 2026

Board of Directors
Spark I Acquisition Corporation
3790 El Camino Real, Unit #570
Palo Alto, CA 94306

Ladies and Gentlemen:

Houlihan Capital, LLC (“Houlihan Capital”) understands that Spark I Acquisition Corp. (the “Client”, “SPAC” or “Spark”) is contemplating a business combination (the “Transaction”) with ZincFive, Inc. a Delaware corporation, together with its affiliates (collectively, “ZincFive” or the “Target”), as described in the a non-binding letter of intent (“LOI”) between the SPAC and the Target dated as of April 24, 2026. The LOI and definitive agreements for the Transaction, including the Business Combination Agreement (the “Business Combination Agreement”), contemplate a transaction structure pursuant to which the Target will merge with a wholly owned subsidiary of the SPAC (“Merger Sub I” (after the SPAC has domesticated out of the Cayman Islands and into the State of Delaware so as to become a Delaware corporation (the “Surviving Company”)), immediately after which the surviving corporation would then merge with and into Merger Sub II which would continue as the public company after the Transaction is consummated (the “Closing”), operating the business of the Target. The definitive agreements also reflect that the total consideration (“Transaction Consideration”) expected to be delivered to Target security holders at the Closing (assuming the occurrence thereof) will consist of a number of newly-issued Surviving Company securities reflecting a value attributed to the Target of $600.0 million, with each Surviving Company share to be valued for such purpose at an amount equal to $10.00 at the Closing.

Pursuant to an engagement letter dated May 9, 2026, the Board of Directors of the SPAC (the “Board”) engaged Houlihan Capital as its financial advisor to render a written opinion (the “Opinion”), whether or not favorable, as to whether, as of the date of such Opinion, the Transaction is fair, from a financial point of view to the unaffiliated shareholders of the SPAC.

In completing our analysis for purposes of the Opinion set forth herein, Houlihan Capital’s investigation included, among other things, the following:

●	Held discussions with certain members of SPAC and Target management (“SPAC Management” and “Target Management” respectively) regarding the Transaction, the business of Target, and the future outlook for Target;
●	Review of information provided by Client and Target including, but not limited to:
●	Non-binding letter of intent between Spark and ZincFive, dated April 24, 2026;
●	Draft Agreement and Plan of Merger and Reorganization by and among Spark I Acquisition Corporation, Merger Sub I, Merger Sub II and ZincFive, Inc., dated as of May 17, 2026;
●	Draft PIPE financing documents, including the draft Certificate of Designation, Common Stock Purchase Warrant, and Securities Purchase Agreement;

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●	ZincFive audited financial statements for the years ended December 31, 2023, through 2024, and unaudited financial statements for the year ended December 31, 2025, and the last twelve months (“LTM”) period ended March 31, 2026;
●	ZincFive’s Q2 2026 investor presentation, dated May 13, 2026; and
●	Company’s SEC filings;
●	Reviewed the industry in which Target operates, which included a review of (i) certain industry research, (ii) certain comparable publicly traded companies and (iii) certain mergers and acquisitions of comparable businesses;
●	Developed indications of value for Target using generally accepted valuation methodologies; and
●	Reviewed certain other relevant, publicly available information, including economic, industry, and Target specific information.

Our analyses contained herein are confidential and addressed to, and provided exclusively for use by, the Board. Our written opinion may be used (i) by the Board in evaluating the Transaction, (ii) in disclosure materials to shareholders of the SPAC, (iii) in filings with the U.S. Securities and Exchange Commission (the “SEC”) (including the filing of the fairness opinion and the data and analysis presented by Houlihan Capital to the Board), and (iv) in any litigation pertaining to matters relating to the Transaction and covered in the Opinion.

No opinion, counsel, or interpretation was intended or should be inferred with respect to matters that require legal, regulatory, accounting, insurance, tax, or other similar professional advice. Furthermore, the Opinion does not address any aspect of the Board’s recommendation to its shareholders with respect to the adoption of the Transaction or how any shareholder of the SPAC should vote with respect to such adoption or the statutory or other method by which the SPAC is seeking such vote in accordance with the terms of the Transaction, applicable law, and the SPAC’s organizational instruments.

This Opinion is delivered to each recipient subject to the conditions, scope of engagement, limitations and understandings set forth in the Opinion and subject to the understanding that the obligations of Houlihan Capital and any of its affiliates in the Transaction are solely corporate obligations, and no officer, director, principal, employee, affiliate, or member of Houlihan Capital or their successors or assigns shall be subjected to any personal liability whatsoever (other than for intentional misconduct, fraud, or gross negligence), nor will any such claim be asserted by or on behalf of you or your affiliates against any such person with respect to the Opinion other than Houlihan Capital.

We have relied upon and assumed, without independent verification, the accuracy, completeness, and reasonableness of the financial, legal, tax, and other information discussed with or reviewed by us and have assumed such accuracy and completeness for purposes of rendering an opinion. In addition, we have not made any independent evaluation or appraisal of any of the assets or liabilities (contingent or otherwise) of the SPAC or Target, nor, except as stated herein, have we been furnished with any such evaluation or appraisal. We have further relied upon the assurances and representations from SPAC management that they are unaware of any facts that would make the information provided to us to be incomplete or misleading in any material respect for the purposes of the Opinion. SPAC Management has represented: (i) that it directed Houlihan Capital to rely on certain forecasted financial information prepared by Target Management (the “Forecast”); (ii) the Forecast, to the knowledge of the SPAC, represent ZincFive management’s good faith estimates of the projected future financial performance of the business of ZincFive, assuming the consummation of the proposed Business Combination, for the periods stated therein, as of the date such Forecasts were prepared; (iii) there is no information that has come to the attention of the SPAC Management, as of the date of this letter, that would cause the SPAC to believe that Houlihan Capital should not rely upon the Forecast, taking into account the assumptions incorporated therein; (iv) Houlihan Capital had no role whatsoever in the preparation of the Forecast; (v) Houlihan Capital was not asked to provide an outside “reasonableness review” of the Forecast; and (vi) the SPAC did not engage Houlihan Capital to audit or otherwise validate any of the underlying inputs and assumptions incorporated into the Forecasts. We have not assumed responsibility for any independent verification of this information, nor have we assumed any obligation to verify this information. Nothing has come to our attention in the course of this engagement which would lead us to believe that (i) any information provided to us or assumptions made by us are insufficient or inaccurate in any material respect or (ii) it is unreasonable for us to use and rely upon such information or make such assumptions.

Several analytical methodologies have been employed herein, and no one method of analysis should be regarded as critical to the overall conclusion reached. Each analytical technique has inherent strengths and weaknesses, and the nature of the available information may further affect the value of particular techniques. In arriving at the Opinion, Houlihan Capital did not attribute any particular weight to any single analysis or factor, but instead, made certain qualitative and subjective judgments as to the significance and relevance of each analysis and factor relative to all other analyses and factors performed and considered by us and in the context of the circumstances of the Transaction. Accordingly, Houlihan Capital believes that its analyses must be considered as a whole, because considering any portion of such analyses and factors, without considering all analyses and factors in their entirety, could create a misleading or incomplete view of the process underlying, and used by Houlihan Capital as support for, the conclusion set forth in the Opinion.

Our only opinion is the formal written opinion Houlihan Capital has expressed as to whether, as of the date hereof, the Transaction is fair from a financial point of view to the unaffiliated shareholders of the SPAC. The Opinion does not constitute a recommendation to proceed with the Transaction. Houlihan Capital was not requested to opine as to, and the Opinion does not address, the (i) underlying business decision of the SPAC, its shareholders, or any other party to proceed with or effect the proposed Transaction, (ii) financial fairness of any aspect of the proposed Transaction not expressly addressed in the Opinion, (iii) terms of the Transaction (except with respect to financial fairness), including, without limitation, the closing conditions and any of the other provisions thereof, (iv) fairness of any portion or aspect of the proposed Transaction to the holders of any securities, creditors, or other constituencies of the SPAC, or any other party, other than those set forth in the Opinion, (v) relative corporate or other merits of the proposed Transaction as compared to any alternative business strategies that might exist for the SPAC, or (vi) tax, accounting, or legal consequences of the proposed Transaction to either the SPAC, its shareholders, or any other party.

In our analysis and in connection with the preparation of the Opinion, Houlihan Capital has made numerous assumptions with respect to industry performance, general business, market and economic conditions and other matters, many of which are beyond the control of any party involved in the Transaction. Houlihan Capital’s Opinion is necessarily based upon market, economic and other conditions that exist and can be evaluated as of the date of the Opinion. Houlihan Capital is under no obligation to update, revise, reaffirm or withdraw the Opinion, or otherwise comment on or consider events occurring after the date of the Opinion.

Houlihan Capital, a Financial Industry Regulatory Authority (FINRA) member, as part of its investment banking services, is regularly engaged in the valuation of businesses and securities in connection with mergers and acquisitions, private placements, bankruptcy, capital restructuring, solvency analyses, stock buybacks, and valuations for corporate and other purposes. Neither Houlihan Capital, nor any of its principals or affiliates, has any ownership or other beneficial interests in any party to the Transaction or any of their affiliates and has provided no previous investment banking or consulting services to any party to the Transaction or any of their affiliates. There is no current agreement between Houlihan Capital, its principals, or affiliates and any party to the Transaction or any of their affiliates providing for the provision of future services by Houlihan Capital, its principals, or any of its affiliates to or for the benefit of any party to the Transaction or any of their affiliates. Houlihan Capital was not requested to and did not (i) initiate any discussions with, or solicit any indications of interest from, third parties with respect to the Transaction or any alternatives to the proposed Transaction, (ii) negotiate or recommend the terms of the proposed Transaction, or (iii) advise the Board with respect to alternatives to the proposed Transaction. Houlihan Capital’s compensation is not contingent upon the completion of the Transaction. Pursuant to the engagement arrangement among the SPAC, the Target, and Houlihan Capital, the fees payable to Houlihan Capital in connection with the fairness opinion are to be paid by the Target. Notwithstanding the Target’s payment of such fees, Houlihan Capital was engaged solely by the SPAC in connection with the fairness opinion engagement. The Target did not direct or supervise the work performed by Houlihan Capital and had no authority over the analyses conducted or conclusions reached by Houlihan Capital in rendering its opinion. The Target’s involvement was limited to initial organizational discussions regarding the fee payment arrangement and customary management diligence and information-sharing interactions and did not include participation in Houlihan Capital’s analytical process, preparation of the opinion, or the conclusions reflected therein. The Board approved Houlihan Capital’s engagement and was aware of the fee arrangement.

In an engagement letter dated May 9, 2026, the Target has agreed to indemnify Houlihan Capital for certain specified matters in connection with Houlihan Capital’s services relating to the Opinion.

As of the date hereof, it is Houlihan Capital’s opinion that the Transaction is fair, from a financial point of view to the unaffiliated shareholders of the SPAC. The Opinion was unanimously approved by the Fairness Opinion Committee of Houlihan Capital.

Respectfully submitted,

/s/ Houlihan Capital, LLC
Houlihan Capital, LLC